Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	9 Months Ended	15 Months Ended	21 Months Ended	27 Months Ended	33 Months Ended
	Oct. 03, 2023	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2026
MSCI EAFE Index (Net)
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,356	$ 11,963	$ 11,790	$ 14,083	$ 15,471	$ 16,933
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	11,391	12,936	14,103	14,914	16,521	18,316
Russell 1000
Account Value [Line Items]
Accumulated Value	10,000	11,325	12,848	13,912	14,666	16,123	17,680
MSCI EAFE Value Index
Account Value [Line Items]
Accumulated Value	10,000	11,163	11,665	11,798	14,493	16,782	18,399
Russell 2500 Value Total Return
Account Value [Line Items]
Accumulated Value	10,000	11,766	11,943	13,058	13,193	14,721	18,278
Russell 1000 Value
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,123	$ 11,730	$ 12,451	$ 13,061	$ 14,142	$ 16,287